UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Ergates Capital Management, LLC

Address: 1525-B The Greens Way
         Jacksonville Beach, FL 32250

13F File Number: 028-11836


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason S. Atkins
Title:  Managing Member
Phone:  (904) 543-7230


Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida      November 14, 2007
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $325,763
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

1.       028-12030            Ergon Capital LP
2.       028-12032            Ergon Capital Offshore Fund, Ltd.

-----------------------       ---------------------------------


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7    COLUMN 8

                                                          VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN CALL   DISCRETION    MGRS  SOLE    SHARED    NONE
ABB LTD                         SPONSORED ADR  000375204   24,805     945,661  SH        SHARED-DEFINED  1,2        945,661
AGRIUM INC                      COM            008916108    2,200      40,459  SH        SHARED-DEFINED  1,2         40,459
AMEDISYS INC                    COM            023436108    9,605     250,001  SH        SHARED-DEFINED  1,2        250,001
AMERICAN ORIENTAL BIOENGR IN    COM            028731107    4,705     422,000  SH        SHARED-DEFINED  1,2        422,000
APOLLO GROUP INC                CL A           037604105    2,830      47,047  SH        SHARED-DEFINED  1,2         47,047
ASPREVA PHARMACEUTICALS CORP    COM            04538T109    3,478     169,500  SH        SHARED-DEFINED  1,2        169,500
BARRICK GOLD CORP               COM            067901108    5,735     142,370  SH        SHARED-DEFINED  1,2        142,370
BARRY R G CORP OHIO             COM            068798107   10,695   1,108,315  SH        SHARED-DEFINED  1,2      1,108,315
BLUE COAT SYSTEMS INC           COM NEW        09534T508   80,010   1,015,873  SH        SHARED-DEFINED  1,2      1,015,873
CALGON CARBON CORP              COM            129603106      273      19,585  SH        SHARED-DEFINED  1,2         19,585
ELECTRONIC ARTS INC             COM            285512109    2,408      43,000  SH        SHARED-DEFINED  1,2         43,000
FLORIDA ROCK INDS INC           COM            341140101      843      13,486  SH        SHARED-DEFINED  1,2         13,486
FORCE PROTECTION INC            COM NEW        345203202   14,141     652,883  SH        SHARED-DEFINED  1,2        652,883
FRANKLIN ELEC INC               COM            353514102    4,317     105,000  SH        SHARED-DEFINED  1,2        105,000
GETTY IMAGES INC                COM            374276103    4,176     150,000  SH        SHARED-DEFINED  1,2        150,000
HEELYS INC                      COM            42279M107    4,185     525,148  SH        SHARED-DEFINED  1,2        525,148
HOLOGIC INC                     COM            436440101    1,007      16,500  SH   PUT  SHARED-DEFINED  1,2         16,500
HORNBACK OFFSHORE SVCS INC N    COM            440543106   12,199     332,400  SH        SHARED-DEFINED  1,2        332,400
ISHARES TR                      RUSSELL 2000   464287655    2,021     450,000  SH   PUT  SHARED-DEFINED  1,2        450,000
JONES APPAREL GROUP INC         COM            480074103   17,645     835,086  SH        SHARED-DEFINED  1,2        835,086
LIFE TIME FITNESS INC           COM            53217R207    9,747     158,900  SH        SHARED-DEFINED  1,2        158,900
MOTOROLA INC                    COM            620076109   18,736   1,011,102  SH        SHARED-DEFINED  1,2      1,011,102
NOKIA CORP                      SPONSORED ADR  654902204    2,792      73,620  SH        SHARED-DEFINED  1,2         73,620
NUTRI SYS INC NEW               COM            67069D108    5,862     125,007  SH        SHARED-DEFINED  1,2        125,007
ODYSSEY HEALTHCARE INC          COM            67611V101   11,982   1,246,832  SH        SHARED-DEFINED  1,2      1,246,832
OFFICE DEPOT INC                COM            676220106    4,578     222,000  SH        SHARED-DEFINED  1,2        222,000
PFIZER INC                      COM            717081103   13,478     551,700  SH        SHARED-DEFINED  1,2        551,700
PIER 1 IMPORTS INC              COM            720279108   20,829   4,403,619  SH        SHARED-DEFINED  1,2      4,403,619
RADWARE LTD                     ORD            M81873107    9,176     584,855  SH        SHARED-DEFINED  1,2        584,855
SEALED AIR CORP NEW             COM            81211K100    4,270     167,041  SH        SHARED-DEFINED  1,2        167,041
TJX COS INC NEW                 COM            872540109    1,297      44,628  SH        SHARED-DEFINED  1,2         44,628
TLC VISION CORP                 COM            872549100    7,008   2,210,632  SH        SHARED-DEFINED  1,2      2,210,632
WAL MART STORES INC             COM            931142103    8,730     200,000  SH        SHARED-DEFINED  1,2        200,000


SK 23227 0001 818341